16. INVESTMENTS (Details Narrative) - BRL (R$) R$ in Millions							1 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 01, 2021	Feb. 11, 2021	Dec. 18, 2020	Nov. 25, 2020	May 02, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Oct. 25, 2019	Oct. 31, 2018
Disclosure of detailed information about investment property [line items]
Loss								R$ 2,407	R$ 1,962
Adjustment for impairment							R$ 688
Description of arbitration judgment recognized the right of Cemig GT and SAAG								The arbitration judgment recognized the right of Cemig GT and SAAG in full, and ordered the annulment of the acts being impugned. As a consequence of this decision, MESA reversed the impairment, and posted a provision for receivables in the amount of R$678 in its financial statements as of December 31, 2017. On December 31, 2020, the investee confirmed its assets recoverability expectation and maintained the provision for receivables in the amount of R$678.
Cash consideration paid for the acquisition								R$ 45
NET INCOME FOR THE YEAR	R$ 2,864							2,865	3,194	[1]	R$ 1,764	[1]
Retained earnings
TOTAL EQUITY								R$ 17,478	15,891	[1],[2]	15,939	[3]
Loan Agreements [member]
Disclosure of detailed information about investment property [line items]
Loan granted						R$ 36
Renova [member]
Disclosure of detailed information about investment property [line items]
Description of bridge loan for completion of the alto sertao III wind complex				Bridge loan for completion of the Alto Sertão III wind complex - this was signed on December 17, 2020, in the amount of R$350, in the Debtor in Possession (DIP) financing form, by the subsidiary Chipley SP Participações S.A., with co-obligations by Renova Energia S.A. And Renova Participações S.A., to be allocated specifically to resumption of the works on Phase A of the Alto Sertão III Wind Complex
Description of agreement								Agreement of contracts by Renova, including: (i) payments without evidence of the consideration of services, in the total amount of approximately R$40; (ii) payments not in accordance with the company’s internal policies and best governance practices, in the total amount of approximately R$137; and (iii) deficiencies in the internal controls of the investee.
Effective assets								R$ 35
Impaired assets								142
NET INCOME FOR THE YEAR								22	(1,014)		(856)
Retained earnings								3,994	4,017		3,058
TOTAL EQUITY								(1,108)	(1,130)		(100)
Net equity								273	2,907		R$ 457
Renova [member] | Events after reporting period [member]
Disclosure of detailed information about investment property [line items]
Description of tender			PSS Principal Fundo de Investimento em Participações Multiestratégia, managed by Prisma Capital Ltda., won the competitive tender for sale of the Phase B UPI specified in the Renova Group’s court-supervised reorganization Plan, with the proposal of R$58, 16.77% higher than the minimum value specified in the Plan. Renova and the PSS Principal Fund will sign the final instruments for acquisition, in the terms of the Tender of the Phase B UPI, in order to begin compliance with the precedent conditions that are usual in such transactions.
Increase in the share capitaL		R$ 1,421
Amount of partial subscription		R$ 332
Renova [member] | Events after reporting period [member] | Bottom Of Range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest		29.81%
Renova [member] | Events after reporting period [member] | Top of Range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest		15.15%
Renova [member] | Loan Agreements [member]
Disclosure of detailed information about investment property [line items]
Loan granted								R$ 37
Amazonia energia s.a. and alianca norte energia s.a [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity interest								11.69%
Madeira energia s.a. ('MESA') [member]
Disclosure of detailed information about investment property [line items]
Loss								R$ 1,446	951
Negative net working capital								205	427
Adjustment for impairment								678
Capital increases								678						R$ 25
FIP melbourne [member]
Disclosure of detailed information about investment property [line items]
Capital increases														R$ 26
Central eolica praias de parajuru s.a. ('central eolica praias de parajuru') [member]
Disclosure of detailed information about investment property [line items]
Amount of authorization to generate wind energy								54	60
Central eolica volta do rio s.a. ('central eolica volta do rio') [member]
Disclosure of detailed information about investment property [line items]
Amount of authorization to generate wind energy								74	67
UFV [member]
Disclosure of detailed information about investment property [line items]
Bargain amount related to acquisition								7
Cemig GT [member]
Disclosure of detailed information about investment property [line items]
Advance against future capital increase								5
Cemig GT [member] | Renova [member]
Disclosure of detailed information about investment property [line items]
Advance against future capital increase													R$ 5
Amazonia Energia S.A. and Alianca Norte Energia S.A.
Disclosure of detailed information about investment property [line items]
Negative net working capital								160	3,309
Cemig Solucoes inteligentes em energia s.a. [member]
Disclosure of detailed information about investment property [line items]
Description of acquiree					The Company’s wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (‘Cemig Sim’) acquired 49% of interest in seven special-purpose companies operating in photovoltaic solar generation for the distributed generation market (‘geração distribuída’), with total installed capacity of 29.45MWp, for R$55. On August 19, 2020 and on September 30, 2020, this wholly-owned subsidiary also acquired 49% of interest in two others SPCs operating in the same market segment for R$8 and R$10, respectively, with total installed capacity of 11.62 MWp.
Usina hidreletrica itaocara S.A. [member]
Disclosure of detailed information about investment property [line items]
Negative shareholders equity								30	22
Norte energia s.a. [member]
Disclosure of detailed information about investment property [line items]
Investment write downs								183
Itaocara - equity deficit [member]
Disclosure of detailed information about investment property [line items]
Provision for losses on investments								R$ 30	R$ 22

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.